Long-Term Debt (Details Narrative) - Southland Holdings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Debt Instrument [Line Items]
Weighted average interest rate on debt	4.02%	2.85%
Revolving credit agreement			$ 50,000
Line of credit, description	SOFR, subject to a floor of 0.90%, plus an applicable margin rate of 2.10%. As of December 31, 2022, $95 million was drawn on the revolver, and we had $5 million available.
Minimum [Member]
Debt Instrument [Line Items]
Interest rates on the secured notes	1.29%
Interest rates on the mortgage notes	3.84%
Maximum [Member]
Debt Instrument [Line Items]
Interest rates on the secured notes	6.50%
Interest rates on the mortgage notes	5.99%